SHARE CAPITAL (Narrative) (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($) shares		Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	1,396,935	888,066
Cancelled	(26,250)	(3,000)
Exercise price | $ / shares				$ 5.48	$ 4.70
Share-based compensation | $	$ (1,482,170)	$ (1,584,730)	[1]
Corporate development expense | $	114,356	56,299
Mineral property interests | $	$ 802,839	1,118,873
Restriceted Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options distributed	59,650
Cancelled	25,000
Directors, officers, and employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	553,331
Proceeds from exercise of option | $	$ 692,770
Cancelled	41,667
Exercise price cancelled | $ / shares	$ 2.15
Directors, officers, and employees [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares				2.15
Directors, officers, and employees [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares				1.15
Directors, officers, and employees [Member] | Restriceted Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted	360,500
Exercise price | $ / shares				$ 6.46
Vesting period	3 years
private vendors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash payment | $	$ 350,479	$ 349,759
Issuance of common shares	291,000	291,000
private vendors [Member] | Autorizacion Transitoria Especiales [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash payment | $	$ 200,000	$ 800,000				$ 1,000,000
Issuance of common shares	291,000	541,000				832,000

[1]	Restated for change in presentation currency (note 2(c))